Pension and Other Post-Employment Benefits - Changes in defined benefit obligation and other post-employment benefits (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	€ 6,000,000	€ (2,000,000)
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	(206,000,000)	153,000,000
Defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Opening balance	2,913,000,000	3,140,000,000
Current service cost	28,000,000	39,000,000
Interest cost	65,000,000	61,000,000
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	(6,000,000)	2,000,000
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	206,000,000	(153,000,000)
Participants' contributions	2,000,000	3,000,000
Benefits paid	(130,000,000)	(179,000,000)
Past service cost		0
Exchange rate differences	73,000,000	2,000,000
Changes in composition of the group and other charges	0	(1,000,000)
Closing balance	3,151,000,000	2,913,000,000
Other post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Opening balance	76,000,000	87,000,000
Current service cost	(1,000,000)	(4,000,000)
Interest cost	3,000,000	2,000,000
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions		0
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	7,000,000	(11,000,000)
Participants' contributions	1,000,000	1,000,000
Benefits paid	(1,000,000)	(1,000,000)
Exchange rate differences	1,000,000	2,000,000
Closing balance	€ 84,000,000	€ 76,000,000